Voya Floating Rate Fund Annual Fund Operating Expenses - Class A C I R and W Shares [Member] - Voya Floating Rate Fund	Mar. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 1, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[1]
Distribution and Service (12b-1) Fees	0.25%	[1]
Other Expenses (as a percentage of Assets):	0.21%	[1]
Expenses (as a percentage of Assets)	1.11%	[1]
Fee Waiver or Reimbursement	(0.16%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.95%	[1]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[1]
Distribution and Service (12b-1) Fees	1.00%	[1]
Other Expenses (as a percentage of Assets):	0.21%	[1]
Expenses (as a percentage of Assets)	1.86%	[1]
Fee Waiver or Reimbursement	(0.16%)	[1],[2]
Net Expenses (as a percentage of Assets)	1.70%	[1]
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.18%	[1]
Expenses (as a percentage of Assets)	0.83%	[1]
Fee Waiver or Reimbursement	(0.13%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.70%	[1]
Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[1]
Distribution and Service (12b-1) Fees	0.50%	[1]
Other Expenses (as a percentage of Assets):	0.21%	[1]
Expenses (as a percentage of Assets)	1.36%	[1]
Fee Waiver or Reimbursement	(0.16%)	[1],[2]
Net Expenses (as a percentage of Assets)	1.20%	[1]
Class W
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.21%	[1]
Expenses (as a percentage of Assets)	0.86%	[1]
Fee Waiver or Reimbursement	(0.16%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.70%	[1]

[1]	Expense information has been restated to reflect current contractual rates.
[2]	Voya Investments, LLC (the “Investment Adviser”) is contractually obligated to limit expenses to 1.00%, 1.75%, 0.75%, 1.25%, and 0.75% for Class A, Class C, Class I, Class R, and Class W shares, respectively, through August 1, 2026. This limitation is subject to possible recoupment by the Investment Adviser within 36 months of the waiver or reimbursement. The amount of the recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time of the waiver or reimbursement; or (ii) the expense limitation in effect at the time of recoupment. The Investment Adviser is contractually obligated to further limit expenses to 0.95%, 1.70%, 0.70%, 1.20%, and 0.70% for Class A, Class C, Class I, Class R, and Class W shares, respectively, through August 1, 2026. This expense limitation does not extend to interest, taxes, other investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Fund’s Board of Trustees (the “Board”) who are not “interested persons,” as that term is defined in the 1940 Act, and Acquired Fund Fees and Expenses. The Investment Adviser is also contractually obligated to waive 0.02% of the management fee through August 1, 2026. Termination or modification of these obligations requires approval by the Fund’s Board.